Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2019
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision
The following rates were used in the calculation of the provision:

	2019	2018	2017
	%	%	%

South African operations
Inflation rate	5.25	5.50	6.50
Discount rates
- 12 months	6.50	6.70	7.50
- one to five years	6.85	7.00	7.60
- six to nine years	8.50	8.20	8.40
- ten years or more	9.60	8.60	9.10

PNG operations:
Inflation rate	5.00	6.00	6.60
Discount rate	6.25	6.25	6.25

Reconciliation of the Total Liability for Environmental Rehabilitation
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	3 309	2 638
Change in estimate - Balance sheet[1]	(439)	(175)
Change in estimate - Income statement	33	67
Utilisation of provision	(86)	(94)
Time value of money and inflation component of rehabilitation costs	208	191
Acquisitions[2]	—	663
Transfer [3]	37	—
Translation	(8)	19

Balance at end of year	3 054	3 309
[1] The biggest contributor was Moab Khotsong, where a decrease of R240 million was recognised following on alignment of the methodology and other assumptions including rates.
[2] The 2018 acquisition relates to the Moab Khotsong operations (refer to note 12).
[3] Refer to note 28 for details.
The following is a reconciliation of the total provision for the silicosis settlement:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	925	917
Change in estimate	(62)	(68)
Time value of money and inflation component	79	76

Balance at end of year	942	925

Disclosure of Future Net Undiscounted Obligation
While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in the current monetary terms, is as follows:

	SA rand
Figures in million	2019	2018

Future net undiscounted obligation

Ultimate estimated rehabilitation cost	4 139	4 338
Amounts invested in environmental trust funds (refer to note 16)	(3 273)	(3 238)

Total future net undiscounted obligation	866	1 100